United States

Securities and Exchange Commission

Washington, DC20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00179

Central Securities Corporation

(Exact name of registrant as specified in charter)

630 Fifth Avenue, Eighth Floor

New York, N.Y. 10111

(Address of principal executive offices)

Registrant’s telephone number including area code: 212-698-2020

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

CENTRAL SECURITIES CORPORATION

Statement of Investments

September 30, 2011

(Unaudited)

COMMON STOCKS 98.5%

Shares		Value
	Banking and Finance 4.1%
925,000	The Bank of New York Mellon Corporation	$ 17,195,750
100,000	JPMorgan Chase & Co.	3,012,000
223,794	NewStar Financial, Inc. (a)	2,090,236
		22,297,986

	Commercial Services 1.4%
413,712	Heritage-Crystal Clean, Inc. (a)	7,513,010

	Diversified Industrial 10.7%
740,000	Brady Corporation Class A	19,558,200
220,000	Carlisle Companies Inc.	7,013,600
200,000	General Electric Company	3,044,000
100,000	Precision Castparts Corporation	15,546,000
180,000	Roper Industries, Inc.	12,403,800
		57,565,600

	Energy 8.6%
350,000	Canadian Oil Sands Ltd.	6,751,500
200,000	Devon Energy Corporation	11,088,000
2,000,000	GeoMet, Inc. (a)(b)	1,460,000
627,200	McMoRan Exploration Co. (a)	6,228,096
280,000	Murphy Oil Corporation	12,364,800
320,000	QEP Resources, Inc.	8,662,400
		46,554,796
	Health Care 2.5%
100,000	Johnson & Johnson	6,369,000
100,000	Medtronic, Inc.	3,324,000
100,000	Merck & Co. Inc.	3,270,000
228,000	Vical Inc. (a)	565,440
		13,528,440
	Insurance 32.3%
69,900	The Plymouth Rock Company, Inc. Class A (b)(d)	174,750,000

	Retailing 1.4%
20,000	Aerogroup International, Inc. (a)(d)	415,200
220,000	Walgreen Co.	7,235,800
		7,651,000

Shares		Value
	Semiconductor 15.0%
720,000	Analog Devices, Inc.	$ 22,500,000
858,300	CEVA, Inc. (a)	20,865,273
1,500,000	Intel Corporation	32,002,500
1,050,000	Mindspeed Technologies, Inc. (a)	5,460,000
		80,827,773

	Software and Services 4.5%
1,700,000	Convergys Corporation (a)	15,946,000
1,190,000	Xerox Corporation	8,294,300
		24,240,300

	Technology Hardware and Equipment 15.3%
700,000	Agilent Technologies, Inc. (a)	21,875,000
801,000	Coherent, Inc. (a)	34,410,960
630,000	Flextronics International Ltd. (a)	3,546,900
220,000	Motorola Solutions, Inc.	9,218,000
1,190,000	RadiSys Corporation (a)	7,282,800
3,000,000	Sonus Networks, Inc. (a)	6,480,000
		82,813,660

	Telecommunication Services 2.7%
145,425	Primus Telecommunications Group, Inc. (a)	1,545,868
500,000	Vodafone Group Plc ADR	12,830,000
		14,375,868

	Total Common Stocks (cost $321,591,104)	532,118,433

	PREFERRED STOCKS 0.3%

	Energy 0.3%
230,585	GeoMet, Inc. Series A Convertible Redeemable Preferred Stock (b)(c)	1,902,326

	Total Preferred Stocks (cost $2,027,220)	1,902,326

	Total Investments (cost $323,618,324)(e)(98.8%)	534,020,759
	Cash, receivables and other assets less liabilities (1.2%)	6,316,468
	Net Assets (100%)	$540,337,227

(a) Non-dividend paying.

(b) Affiliate as defined in the Investment Company Act of 1940.

(c) Valued based on Level 2 Inputs – See Note 2.

(d) Valued based on Level 3 Inputs – See Note 2.

(e) Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to statement of investments.

CENTRAL SECURITIES CORPORATION

NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation – Marketable common and preferred stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of September 30, 2011, the tax cost of investments was $323,618,324. Net unrealized appreciation was $210,402,435 consisting of gross unrealized appreciation and gross unrealized depreciation of $279,725,502 and $69,323,067, respectively.

2. Fair Value Measurements – The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 – Quoted prices in active markets for identical investments;
•	Level 2 – Other significant observable assumptions obtained from independent sources, for example, quoted prices for similar investments, or the use of models or other valuation methodologies;
•	Level 3 – Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments as of September 30, 2011 are classified as shown below:

	Level 1	Level 2	Level 3	Total
Common stocks	$356,953,233	—	$175,165,200	$532,118,433
Preferred stocks	—	$1,902,326	—	1,902,326
Total investments	$356,953,233	$1,902,326	$175,165,200	$534,020,759

There were no significant transfers of investments between Levels 1, 2, or 3 during the nine months ended September 30, 2011. The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2010	$168,455,000
Net realized gains and change in unrealized appreciation of investments	7,008,200
Sales	(298,000)
Balance as of September 30, 2011	$175,165,200

The change in unrealized appreciation of Level 3 investments held at September 30, 2011 included in the above table was $6,950,200. In valuing Level 3 investments, the Corporation considers the results of various valuation methods, which may include comparable company valuation analyses, discounted future cash flow models and recent private transactions. Consideration is also given to corporate governance, marketability, independent appraisals obtained from portfolio companies, company and industry results and outlooks, and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

3. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. The Corporation does not have the right to demand registration of the restricted securities. On September 30, 2011, such investments had an aggregate value of $175,165,200, which was equal to 32.4% of the Corporation’s net assets. Investments in restricted securities at September 30, 2011, including acquisition dates and cost, were:

Company	Shares	Security	Date Acquired	Cost
AeroGroup International, Inc.	20,000	Common Stock	6/14/05	$ 11,719
The Plymouth Rock Company, Inc.	60,000	Class A Common Stock	12/15/82	1,500,000
The Plymouth Rock Company, Inc.	9,900	Class A Common Stock	6/9/84	692,986

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd

President

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd

President

Date: October 20, 2011

By: /s/ Lawrence P. Vogel

Vice President and Treasurer

Date: October 20, 2011